ACCRUED INTEREST PAYABLE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2025
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
ACCRUED INTEREST PAYABLE TO RELATED PARTIES

5. ACCRUED INTEREST PAYABLE TO RELATED PARTIES

Accrued interest payable to related parties consist of:

	December 31,	December 31,
Lender	2025	2024
Lifschultz Enterprise Company LLC	$72,256	$38,612
Totals	$72,256	$38,612

The accrued interest payable relates to the convertible notes outstanding (see Note 6).